Asset Impairments [Text Block]	12 Months Ended
Aug. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Asset Impairments [Text Block]

NOTE 16 —  ASSET IMPAIRMENTS

The Company recorded $0.1 million, $1.9 million and $3.4 million in pretax asset impairment charges during the years ended August 31, 2014, 2013 and 2012, respectively.

During fiscal 2014 and 2013, the Company recorded asset impairment charges of $0.1 million and $0.5 million, respectively, related to a reduction in the carrying value of one of the Company’s facilities in Oyonnax, France, which was held for sale as of August 31, 2014 and 2013. The impairment charges were determined based on the estimated sales value of the facility less the estimated costs to sell utilizing information provided by a third-party real estate valuation source using the market approach. During early fiscal 2015, the Company sold this facility to a third-party for $0.6 million, which approximated its carrying value.

During fiscal 2013 and 2012, the Company recorded asset impairment charges of $1.4 million and $2.7 million related to a reduction in the carrying value of the Company’s facility in Verolanuova, Italy using comparable prices for similar facilities provided by a third-party real estate valuation source using the market approach. During fiscal 2014, the Company sold this facility to a third-party for $1.5 million, which approximated its carrying value.

In fiscal 2012, as a result of a restructuring initiative in the former Americas Engineered Plastics product family, the Company reduced the carrying value of its facility, machinery and equipment in Nashville, Tennessee to its combined fair value of $3.8 million. The disposal value of the facility was determined as the estimated sales value of the assets less the costs to sell based on information provided by a third-party real estate valuation source. The disposal value of machinery and equipment to be sold or disposed of was determined based on estimated salvage value. The Company recorded pretax impairment charges of $0.5 million in fiscal 2012, primarily related to real estate, machinery and equipment at the Nashville, Tennessee facility. During fiscal 2013, the Company sold the Nashville, Tennessee facility which resulted in a minimal impact on the Company’s consolidated financial results.

See Note 19 of the Company’s Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015 for further discussion on impairment charges included in discontinued operations.